Acquisitions and Disposals of Subsidiaries - Additional Information (Detail) € in Millions				12 Months Ended
	Oct. 11, 2016 USD ($)	Oct. 10, 2016 USD ($) shares	Oct. 06, 2016 EUR (€) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares	Oct. 10, 2016 GBP (£) shares	Oct. 06, 2016 GBP (£) shares	Dec. 31, 2015 shares
Disclosure of acquisitions and disposals [Line Items]
Number of shares acquired | shares			102,890,758,014
Number of shares reclassified | shares			60,385,979,086				60,385,979,086
Number of shares issued | shares				1,934,000,000	1,606,000,000			1,607,000,000
Conversion ratio			One-for-one basis
Goodwill recognised deductible tax purposes		$ 0
Foreign countries [member]
Disclosure of acquisitions and disposals [Line Items]
Goodwill provisionally allocated		$ 72,400,000,000
Restricted shares [member]
Disclosure of acquisitions and disposals [Line Items]
Number of shares issued | shares			325,999,817				325,999,817
Keurig green mountain incorporated [member]
Disclosure of acquisitions and disposals [Line Items]
Percentage of voting interest held in joint venture				70.00%
Percentage of economic interest held in joint venture				70.00%
SAB's interest in MillerCoors LLC [Member] | Miller international business [member]
Disclosure of acquisitions and disposals [Line Items]
Proceeds from disposal of assets	$ 12,000,000,000
Provision related to purchase price adjustment	330,000,000
Purchase price adjustment amount	$ 328,000,000
Sale of SeaWorld to blackstone [member]
Disclosure of acquisitions and disposals [Line Items]
Proceeds from disposal of assets				$ 42,000,000
SAB [member]
Disclosure of acquisitions and disposals [Line Items]
Cash consideration | £						£ 45.00
Consideration transferred, issuance of capital			€ 85,531				£ 75,400,000,000
Number of shares acquired | shares			105,246
Total consideration | €			€ 5
Percentage of shares owned			100.00%
SAB [member] | Ordinary shares [member]
Disclosure of acquisitions and disposals [Line Items]
Consideration transferred, issuance of shares | shares			163,276,737,100				163,276,737,100
Number of shares issued | shares			555,466,167				555,466,167
SAB [member] | Ordinary shares [member] | UK Scheme [member]
Disclosure of acquisitions and disposals [Line Items]
Consideration transferred, issuance of shares | shares			1,632,767,371				1,632,767,371
SAB [member] | Partial share alternative [member]
Disclosure of acquisitions and disposals [Line Items]
Cash consideration | £						£ 4.6588
SAB [member] | Partial share alternative [member] | Restricted shares [member]
Disclosure of acquisitions and disposals [Line Items]
Consideration transferred, issuance of shares | shares		0.483969				0.483969
AB inBev [member]
Disclosure of acquisitions and disposals [Line Items]
Cash consideration		$ 18,000,000,000
Additional drawn down amount under borrowing facility		75,000,000,000
Transaction cost		1,000,000,000
Transaction cost on financial Activities		$ 700,000,000